Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
RBC FUNDS TRUST
RBC BlueBay Funds
RBC BlueBay Emerging Market Debt Fund
RBC BlueBay High Yield Bond Fund
RBC BlueBay Global
Bond
Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated June 11, 2021 to the RBC BlueBay Funds prospectus (the “Prospectus”) and statement of additional information (the “SAI”) dated January 28, 2021, as may be supplemented from time to time
This Supplement provides additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.
Effective June 11, 2021 (“Effective Date”), the redemption fee for each Fund’s Class A and Class I Shares is eliminated. Accordingly, the following changes will become effective on the Effective Date.

I.	The Prospectus is hereby amended as follows on the Effective Dat e:

1.
In each Fund’s “Fund Summary—Fees and Expenses of the Fund” section, the “Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)” line item in the table is hereby deleted.

RBC FUNDS TRUST
RBC Equity Funds
RBC SMID Cap Growth Fund
RBC Enterprise Fund
RBC Small Cap Core Fund
RBC Microcap Value Fund
RBC Small Cap Value Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated June 11, 2021 to the RBC Equity Funds prospectus (the “Prospectus”) and statement of additional information (the “SAI”) dated January 28, 2021, as may be supplemented from time to time
This Supplement provides additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.
Effective June 11, 2021 (“Effective Date”), the redemption fee for each Fund’s Class A and Class I Shares is eliminated. Accordingly, the following changes will become effective on the Effective Date.

I.	The Prospectus is hereby amended as follows on the Effective Dat e:

1.
In each Fund’s “Fund Summary—Fees and Expenses of the Fund” section, the “Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)” line item in the table is hereby deleted.

RBC BlueBay Emerging Market Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
RBC FUNDS TRUST
RBC BlueBay Funds
RBC BlueBay Emerging Market Debt Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated June 11, 2021 to the RBC BlueBay Funds prospectus (the “Prospectus”) and statement of additional information (the “SAI”) dated January 28, 2021, as may be supplemented from time to time
This Supplement provides additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.
Effective June 11, 2021 (“Effective Date”), the redemption fee for each Fund’s Class A and Class I Shares is eliminated. Accordingly, the following changes will become effective on the Effective Date.

I.	The Prospectus is hereby amended as follows on the Effective Dat e:

1.
In each Fund’s “Fund Summary—Fees and Expenses of the Fund” section, the “Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)” line item in the table is hereby deleted.

RBC BlueBay High Yield Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
RBC FUNDS TRUST
RBC BlueBay Funds
RBC BlueBay High Yield Bond Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated June 11, 2021 to the RBC BlueBay Funds prospectus (the “Prospectus”) and statement of additional information (the “SAI”) dated January 28, 2021, as may be supplemented from time to time
This Supplement provides additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.
Effective June 11, 2021 (“Effective Date”), the redemption fee for each Fund’s Class A and Class I Shares is eliminated. Accordingly, the following changes will become effective on the Effective Date.

I.	The Prospectus is hereby amended as follows on the Effective Dat e:

1.
In each Fund’s “Fund Summary—Fees and Expenses of the Fund” section, the “Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)” line item in the table is hereby deleted.

RBC BlueBay Global Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
RBC FUNDS TRUST
RBC BlueBay Funds
RBC BlueBay Global
Bond
Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated June 11, 2021 to the RBC BlueBay Funds prospectus (the “Prospectus”) and statement of additional information (the “SAI”) dated January 28, 2021, as may be supplemented from time to time
This Supplement provides additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.
Effective June 11, 2021 (“Effective Date”), the redemption fee for each Fund’s Class A and Class I Shares is eliminated. Accordingly, the following changes will become effective on the Effective Date.

I.	The Prospectus is hereby amended as follows on the Effective Dat e:

1.
In each Fund’s “Fund Summary—Fees and Expenses of the Fund” section, the “Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)” line item in the table is hereby deleted.

RBC SMID Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
RBC FUNDS TRUST
RBC Equity Funds
RBC SMID Cap Growth Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated June 11, 2021 to the RBC Equity Funds prospectus (the “Prospectus”) and statement of additional information (the “SAI”) dated January 28, 2021, as may be supplemented from time to time
This Supplement provides additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.
Effective June 11, 2021 (“Effective Date”), the redemption fee for each Fund’s Class A and Class I Shares is eliminated. Accordingly, the following changes will become effective on the Effective Date.

I.	The Prospectus is hereby amended as follows on the Effective Dat e:

1.
In each Fund’s “Fund Summary—Fees and Expenses of the Fund” section, the “Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)” line item in the table is hereby deleted.

RBC Enterprise Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
RBC FUNDS TRUST
RBC Equity Funds
RBC Enterprise Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated June 11, 2021 to the RBC Equity Funds prospectus (the “Prospectus”) and statement of additional information (the “SAI”) dated January 28, 2021, as may be supplemented from time to time
This Supplement provides additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.
Effective June 11, 2021 (“Effective Date”), the redemption fee for each Fund’s Class A and Class I Shares is eliminated. Accordingly, the following changes will become effective on the Effective Date.

I.	The Prospectus is hereby amended as follows on the Effective Dat e:

1.
In each Fund’s “Fund Summary—Fees and Expenses of the Fund” section, the “Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)” line item in the table is hereby deleted.

RBC Small Cap Core Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
RBC FUNDS TRUST
RBC Equity Funds
RBC Small Cap Core Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated June 11, 2021 to the RBC Equity Funds prospectus (the “Prospectus”) and statement of additional information (the “SAI”) dated January 28, 2021, as may be supplemented from time to time
This Supplement provides additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.
Effective June 11, 2021 (“Effective Date”), the redemption fee for each Fund’s Class A and Class I Shares is eliminated. Accordingly, the following changes will become effective on the Effective Date.

I.	The Prospectus is hereby amended as follows on the Effective Dat e:

1.
In each Fund’s “Fund Summary—Fees and Expenses of the Fund” section, the “Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)” line item in the table is hereby deleted.

RBC Microcap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
RBC FUNDS TRUST
RBC Equity Funds
RBC Microcap Value Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated June 11, 2021 to the RBC Equity Funds prospectus (the “Prospectus”) and statement of additional information (the “SAI”) dated January 28, 2021, as may be supplemented from time to time
This Supplement provides additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.
Effective June 11, 2021 (“Effective Date”), the redemption fee for each Fund’s Class A and Class I Shares is eliminated. Accordingly, the following changes will become effective on the Effective Date.

I.	The Prospectus is hereby amended as follows on the Effective Dat e:

1.
In each Fund’s “Fund Summary—Fees and Expenses of the Fund” section, the “Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)” line item in the table is hereby deleted.

RBC Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
RBC FUNDS TRUST
RBC Equity Funds
RBC Small Cap Value Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated June 11, 2021 to the RBC Equity Funds prospectus (the “Prospectus”) and statement of additional information (the “SAI”) dated January 28, 2021, as may be supplemented from time to time
This Supplement provides additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.
Effective June 11, 2021 (“Effective Date”), the redemption fee for each Fund’s Class A and Class I Shares is eliminated. Accordingly, the following changes will become effective on the Effective Date.

I.	The Prospectus is hereby amended as follows on the Effective Dat e:

1.
In each Fund’s “Fund Summary—Fees and Expenses of the Fund” section, the “Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)” line item in the table is hereby deleted.